Goodwill and intangible assets with indefinite useful lives	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Goodwill and intangible assets with indefinite useful lives

9.	Goodwill and intangible assets with indefinite useful lives
Goodwill and intangible assets with indefinite useful lives at December 31, 2022 and 2021 are summarized below:

	Goodwill
	Gross amount	Accumulated impairment losses	Total Goodwill	Brands	Other	Total Goodwill and intangible assets with indefinite useful lives
	(€ million)
At January 1, 2021	€5,064	€(700)	€4,364	€1,945	€18	€6,327
FCA-PSA merger	11,506	—	11,506	12,797	—	24,303
Additions	119	—	119	—	1	120
Change in scope of consolidation(1)	(2,963)	660	(2,303)	—	—	(2,303)
Translation differences and Other	689	—	689	785	—	1,474
At December 31, 2021	14,415	(40)	14,375	15,527	19	29,921
Additions(2)	356	—	356	—	—	356
Disposals	(21)	—	(21)	—	—	(21)
Translation differences and Other	795	2	797	685	—	1,482
At December 31, 2022	€15,545	€(38)	€15,507	€16,212	€19	€31,738
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(1) Primarily relates to deconsolidation of Faurecia as a discontinued operation as from January 1, 2021
(2) Primarily relates to acquisition of aiMotive and Share Now. Refer to Note 3, Scope of consolidation for additional information
Translation differences in 2022 primarily related to foreign currency translation of U.S. Dollar and Pound Sterling to the Euro.
Brands
Brands, comprised of Jeep, Ram, Dodge, Mopar, Opel/Vauxhall, Fiat, Alfa Romeo and Maserati are allocated to North America, Enlarged Europe and Maserati segments. These rights are protected legally through registration with government agencies and through their continuous use in commerce. As these rights have no legal, contractual, competitive or economic term that limits their useful lives, they were classified as intangible assets with indefinite useful lives and were therefore not amortized but instead tested annually for impairment.
For the purpose of impairment testing, the carrying value of Brands is tested jointly with the goodwill allocated to the North America, Enlarged Europe and Maserati segments.
Goodwill
There were nil, nil and €150 million impairment charges recognized in respect of Goodwill and intangible assets with indefinite lives during the years ended December 31, 2022, 2021 and 2020, respectively. Refer to Note 2, Basis of preparation - Use of estimates for discussion of the assumptions and judgments relating to goodwill impairment testing.
The following table summarizes the allocation of Goodwill and Brands between the Company’s reportable segments:

	At December 31, 2022		At December 31, 2021
(€ million)	Goodwill	Brands	Goodwill	Brands
North America	€10,790	€12,220	€10,180	€11,509
Enlarged Europe	2,092	3,021	2,040	3,047
Middle East & Africa	—	—	—	—
South America	1,461	—	1,287	—
China and India & Asia Pacific	185	—	199	—
Maserati	514	971	514	971
Other activities(1)	465	—	155	—
Total Goodwill	€15,507	€16,212	€14,375	€15,527
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(1) The increase relates to acquisitions. Refer to Note 3, Scope of Consolidation for additional information